May 28, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	RidgeWorth Funds (File Nos. 033-45671 and 811-06557) Filing Pursuant to Rule 485(a)
Ladies and Gentlemen:
Submitted for filing electronically on behalf of RidgeWorth Funds (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, is Post-effective Amendment No. 81 (the “Amendment”) to the Trust’s registration statement on Form N-1A.
This Amendment is being filed to reflect changes to the Trust’s Registration Statement pursuant to the Securities and Exchange Commission’s March 31, 2009 amendments to Form N-1A, in order to enhance the disclosures that are provided to mutual fund investors.
Please contact myself at (617) 824-1381 and Magda El Guindi-Rosenbaum, Esq. at (202) 739-5778 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Jennifer English
Jennifer English